Acquisitions - Revenue and Earnings of Included in Consolidated Statements of Operations (Detail) - Veolia ES Solid Waste [Member] $ in Millions	12 Months Ended
Dec. 31, 2012 USD ($)
Business Acquisition [Line Items]
Revenue	$ 93.0
Net loss	$ (8.8)